Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments
The maximum number of shares assigned and the number of shares outstanding at December 31, 2017 is as follows:

Phase /assignment date	No. of shares assigned	No. of shares assigned at 12/31/17	Unit fair value	End date
2nd phase October 1, 2015	618,000	553,500	6.46	September 30, 2018
With regard to the second phase of this plan, the maximum number of shares allocated (including the amount of co-investment) and the number of shares outstanding at December 31, 2017 are set out below:

Phase / assignment date	No. of shares assigned	Outstanding shares at 12/31/2017	Unit fair value	End date
2nd phase / October 1, 2015	6,775,445	5,021,426	6.46	September 30, 2018